UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Parenthetical information
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized capital	450,000,000	450,000,000
Common stock, issued	30,960,370	30,804,029
Common stock, outstanding	30,960,370	30,804,029
Preferred stock, par value	$ 1,000.00	$ 1,000
Preferred stock, authorized capital	125	125
Preferred stock, issued	125	125
Preferred stock, outstanding	125	125
VIEs
Parenthetical information
Loan receivable allowance	$ 3,352	$ 4,867
Sutherland
Parenthetical information
Loan receivable allowance	$ 11,629	$ 12,255